Leases (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
Note 6. Leases
The Company leases office space under non-cancellable operating leases. In January 2021, the Company commenced a lease in San Jose, California. The lease expires in February 2028. The Company is obligated to pay approximately $10.5 million over the term of the lease.
The components of operating lease expense were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Operating lease cost	$368	$368	$1,103	$1,103
Variable lease expense	150	136	450	394
Total lease expense	$518	$504	$1,553	$1,497

Variable lease expense consists of the Company’s proportionate share of operating expenses, property taxes, and insurance.
As of September 30, 2024, the weighted-average remaining lease term was 3.4 years and the weighted-average discount rate was 5.6%.
As of September 30, 2024, the maturities of the Company’s operating lease liabilities were as follows:

(in thousands)
Remainder of 2024	$395
2025	1,627
2026	1,674
2027	1,729
2028	297
Total lease payments	5,722
Less: Imputed interest	(535)
Present value of lease liabilities	$5,187

Note 6. Leases
The Company leases office space under non-cancellable operating leases. In January 2021, the Company commenced a lease in San Jose, California. The lease expires in February 2028. The Company is obligated to pay approximately $10.5 million over the term of the lease. Prior to December 31, 2021, the Company amended two minor leases to extend access until April 2022 to aid the full transition to the San Jose facility. The Company had one additional minor lease that expired in November 2022.
The components of operating lease expense were as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Operating lease cost	$1,470	$1,609
Variable lease expense	530	611
Short-term lease expense	62	38
Total lease expense	$2,062	$2,258

Variable lease expense consists of the Company’s proportionate share of operating expenses, property taxes, and insurance.
As of December 31, 2023, the weighted-average remaining lease term was 4.2 years and the weighted-average discount rate was 5.6%.
As of December 31, 2023, the maturities of the Company’s operating lease liabilities were as follows:

(in thousands)
2024	$1,580
2025	1,627
2026	1,674
2027	1,729
2028	297
Thereafter	—
Total lease payments	6,907
Less: Imputed interest	(776)
Present value of lease liabilities	$6,131